UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                 Maureen E. Kane
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            1/31/08

CENTURY SMALL CAP SELECT FUND
SCHEDULE OF INVESTMENTS
31-JAN-08



COMPANY                                                   SHARES           VALUE
-------                                                   ------           -----

AUTOS&TRANSPORT - .5%

AIR TRANSPORT - .5%
                 Bristow Group Inc *                         72,050           3,627,718
                                                                     -------------------

CONSUMER DISCRETIONARY - 19.0%

ADVERTISING AGENCY - .5%
                 ValueClick Inc *                           148,750           3,247,213
                                                                     -------------------

EDUCATION SERVICES - 2.5%
                 Bright Horizon Family *                    336,350          14,318,420
                 Corinthian Colleges *                      243,900           2,060,955
                                                                     -------------------
                                                                             16,379,375

CONSUMER PRODUCTS - 3.0%
                 Jarden Corp *                              304,725           7,630,314
                 Usana Inc *                                289,702          12,558,582
                                                                     -------------------
                                                                             20,188,896

RETAIL - 3.0%
                 Blue Nile Inc *                             55,150           3,047,038
                 Casual Male Retail Group Inc *             540,950           2,629,017
                 Tractor Supply Company *                   163,620           6,305,915
                 United Natural Foods Inc *                 329,800           7,908,604
                                                                     -------------------
                                                                             19,890,574

CONSUMER ELECTRONICS - .6%
                 T-HQ Inc *                                 206,850           3,725,369
                                                                     -------------------

CASINOS & GAMBLING - 1.5%
                 Scientific Games Corp *                    426,550          10,151,890
                                                                     -------------------

PUBLISHING/ENTERTAINMENT - .9%
                 John Wiley & Sons                          148,400           5,849,928
                                                                     -------------------

PRINTING & COPYING SERVICES - .2%
                 Vistaprint Ltd *                            41,500           1,544,215

SERVICE-COMMERCIAL - 6.5%
                 CBIZ Inc *                                 460,830           4,336,410

                 CRA International Inc *                     87,550           3,654,337
                 Cornell Companies Inc *                    167,000           3,340,000
                 DTS Inc *                                  188,400           4,109,004
                 Forrester Research *                       429,350          10,304,400
                 The Advisory Board Company *               167,850          10,695,402
                 World Fuel Services                        263,850           6,981,471
                                                                     -------------------
                                                                             43,421,024

HOTEL/MOTEL - .3%
                 Red Lion Hotels Corp *                     249,920           1,974,368
                                                                     -------------------

                                                                     -------------------
                 Consumer Discretionary Total                               126,372,850
                                                                     -------------------

FINANCIAL SERVICES - 15.7%

BANKS - .5%
                 Signature Bank *                            99,400           3,330,894
                                                                     -------------------

FINANCIAL DATA PROCESSING & SERVICES - 4.6%
                 Cybersource Corp *                         413,271           6,922,289
                 Global Payments Inc                         86,350           3,229,490
                 Online Resources *                         829,800           8,472,258
                 Wright Express Corp *                      400,400          11,987,976
                                                                     -------------------
                                                                             30,612,013

RENTAL SERVICES COMMERCIAL - 1.7%
                 Gatx Corp                                  298,250          11,214,200
                                                                     -------------------

DIVERSE FINANCIAL SERVICES - 1.4%
                 Cardtronics Inc *                          374,400           2,931,552
                 Euronet Worldwide Inc *                    250,400           6,620,576
                                                                     -------------------
                                                                              9,552,128

INSURANCE-MULTILINE - 3.3%
                 Platinum Underwriters                      375,040          12,657,600
                 Primus Guaranty LTD *                    1,793,610           9,057,731
                                                                     -------------------
                                                                             21,715,331

INSURANCE-PROPERTY&CASUALTY - 1.7%
                 Employers Holdings Inc                     658,600          11,499,156
                                                                     -------------------

INVESTMENT MANAGEMENT - 1.3%
                 National Financial Partners                166,850           6,023,285
                 Waddell & Reed                              81,400           2,700,852
                                                                     -------------------
                                                                              8,724,137

SEC BRKRG & SRVCS - 1.2%
                 Optionsexpress Holdings Inc                307,450           8,338,044
                                                                     -------------------

                                                                     -------------------
                 Financial Services Total                                   104,985,903
                                                                     -------------------

HEALTHCARE - 24.8%

DRUG&PHARMACEUTICALS - 2.5%
                 Perrigo Co                                 550,100          16,965,084
                                                                     -------------------

ELECTRONIC MEDICAL SYSTEMS - 3.1%
                 Bruker Biosciences Corp *                1,640,200          16,812,050
                 Haemonetics Corp *                          66,846           4,000,065
                                                                     -------------------
                                                                             20,812,115

HEALTHCARE-FACILITIES - 2.6%
                 Emeritus Corp *                            261,550           5,793,333
                 Psychiatric Solutions Inc *                387,600          11,693,892
                                                                     -------------------
                                                                             17,487,225

BIOTECH RESEARCH & PRODUCTION - 2.7%
                 Kendle Intl Inc *                          169,800           7,197,822
                 Millipore Corp *                            87,150           6,113,573
                 Qiagen N.V. *                              234,750           4,788,900
                                                                     -------------------
                                                                             18,100,295

HEALTHCARE-MANAGEMENT SERVICES - 3.3%
                 Bioscrip Inc *                             801,350           6,218,476
                 HealthExtras Inc *                         566,000          15,649,900
                                                                     -------------------
                                                                             21,868,376

MEDICAL & DENTAL INSTRUMENT/SUPPLY - 6.4%
                 Surmodics Inc *                            261,101          11,399,670
                 Techne Corp *                              317,350          20,627,750
                 Wright Medical Group Inc *                 387,150          10,569,195
                                                                     -------------------
                                                                             42,596,615

MEDICAL & DENTAL SERVICES - 2.2%
                 Spectranetics Corp *                       249,300           3,111,264
                 West Pharmaceutical Services               295,250          11,544,275
                                                                     -------------------
                                                                             14,655,539

HEALTHCARE SERVICES - 1.9%
                 Healthways Inc *                           203,119          11,435,600
                 Virtual Radiologic Corp *                   84,650           1,281,601
                                                                     -------------------
                                                                             12,717,201

                                                                     -------------------
                 Healthcare Total                                           165,202,448
                                                                     -------------------

MATERIALS & PROCESSING - 6.3%

ENGINEER & CONTRACT SERVICES - 1.0%
                 Clean Harbors Inc *                        121,700           6,751,916
                                                                     -------------------

MISCELLANEIOUS MATERIALS & PROCESSING - 1.0%
          208250 Rogers Corp *                              208,250           6,499,483
                                                                     -------------------

PAINTS & COATINGS - 1.5%
                 RPM International                          457,430           9,898,785
                                                                     -------------------

AGRICULTR FISH & RANCH - 2.0%
                 The Andersons                              286,259          13,039,097
                                                                     -------------------

METAL FABRICATING - .9%
                 RBC Bearings Inc *                         200,250           5,995,485
                                                                     -------------------

                                                                     -------------------
                 Materials & Processing Total                                42,184,766
                                                                     -------------------

OTHER ENERGY - 4.1%

OIL CRUDE PRODUCER - 1.7%
                 Berry Petroleum                            212,600           7,966,122
                 Grey Wolf Inc *                            537,750           3,204,990
                                                                     -------------------
                                                                             11,171,112

COALS - .8%
                 Foundation Coal Holdings Inc                98,600           5,156,780
                                                                     -------------------

ENERGY MISC - 1.6%
                 Alon USA Energy Inc                        413,000           7,516,600
                 Holly Corp                                  66,350           3,212,667
                                                                     -------------------
                                                                             10,729,267

                                                                     -------------------
                 Other Energy Total                                          27,057,159
                                                                     -------------------

PRODUCER DURABLES - 5.5%

MACHNRY INDUSTRIAL - .5%
                 Nordson Corp                                69,550           3,469,154
                                                                     -------------------

MACHNRY SPECIALTY - .9%
                 Semitool Inc *                             693,817           6,091,713
                                                                     -------------------

CONTROL & FILTER DEVICE - 1.3%
                 Donaldson Inc                              205,300           8,602,070
                                                                     -------------------

TELECOMMUNICATIONS - .8%
                 Polycom Inc *                              216,450           5,465,363
                                                                     -------------------

ELECTRICAL - .4%
                 General Cable Corp *                        51,400           2,981,714
                                                                     -------------------

ELECTRONICS - INSTRUM - 1.5%
                 Measurement Specialities Inc *             356,350           7,020,095
                 Taser International Inc *                  272,500           3,131,025
                                                                     -------------------
                                                                             10,151,120
                                                                     -------------------

                                                                     -------------------
                 Producer Durables Total                                     36,761,134
                                                                     -------------------

TECHNOLOGY - 18.9%

PRODUCTION TECH EQUIPMENT - 1.0%
                 MTS Systems Corp                           192,950           6,485,049
                                                                     -------------------

COMMUNICATION TECHNOLOGY - 1.7%
                 Acme Packet Inc *                          496,200           4,773,444
                 J2 Global Communications Inc *             313,600           6,870,976
                                                                     -------------------
                                                                             11,644,420

ELECTRICONICS TECHNOLOGY - 2.5%
                 DRS Technologies                           211,850          11,369,990
                 Smart Modular Technologies *               646,700           5,335,275
                                                                     -------------------
                                                                             16,705,265

COMPUTER-SOFTWARE & SYSTEMS - 12.0%
                 Blackbaud Inc                              738,253          20,427,461
                 CMGI Inc *                                 540,355           6,970,580
                 Epicor Software Corp *                     847,210           9,361,671
                 Lawson Software *                        1,188,450          10,327,631
                 Macrovision Corp *                         269,950           4,532,461
                 Micros Systems Inc *                       176,200          10,850,396
                 SI International Inc *                     278,050           7,599,107
                 Websense Inc *                             496,750          10,183,375
                                                                     -------------------
                                                                             80,252,682

ELECTRONICS - 1.1%
                 II-VI Inc *                                221,800           7,190,756
                                                                     -------------------

ELECTRICAL - .6%
                 Benchmark Electronics Inc *                213,355           3,787,051
                                                                     -------------------

                                                                     -------------------
                 Technology Total                                           126,065,220
                                                                     -------------------

                 TOTAL INVESTMENT IN COMMON STOCKS - 94.8%
                 (Identified cost, $660,470,709)                            632,257,197
                                                                     -------------------

            FACE
          AMOUNT CASH EQUIVALENTS - 3.2%
          ------ -----------------------
     $21,965,000 State Street Bank and Trust Eurodollar
                 Time Deposit, at cost  which approximates value,
                 maturity 2/1/2008, 2.2%                                     21,965,000
                                                                     -------------------

                 TOTAL INVESTMENT % - 98.0%
                   (Identified cost, $682,435,709)                          654,222,197
                                                                     -------------------

                  OTHER ASSETS AND LIABILITIES  - 2.0%
                    Other liabilities in excess of assets                    13,249,715
                                                                     -------------------

                 NET ASSETS - 100%                                         $667,471,913
                                                                     ===================


CENTURY SHARES TRUST
SCHEDULE OF INVESTMENTS
31-JAN-08


COMPANY                                           SHARES     VALUE
-------                                           ------     -----

AUTOS&TRANSPORT - 2.0%

AUTO TRUCKS & PARTS - 2.0%
             Oshkosh Truck Corp                   107,450   4,916,912
                                                          ------------

CONSUMER DISCRETIONARY - 10.0%

RETAIL - 5.7%
             Costco Wholesale Corp                 51,100   3,471,734
             Fastenal Co                           93,450   3,776,315
             Nordstrom Inc                         26,150   1,017,235
             Staples Inc                          244,415   5,851,295
                                                          ------------
                                                           14,116,579
CONSUMER ELECTRONICS - .7%
             Google *                               2,850   1,608,255
                                                          ------------

CASINOS & GAMBLING - 1.5%
             Scientific Games Corp - A *          153,900   3,662,820
                                                          ------------

PUBLISHING/ENTERTAINMENT - 2.1%
             McGraw-Hill Companies                122,450   5,235,962
                                                          ------------

                                                          ------------
             Consumer Discretionary Total                  24,623,616
                                                          ------------

CONSUMER STAPLES - 6.0%

DRUG&GROCERY STORE - 1.4%
             Walgreens                             99,620   3,497,658
                                                          ------------

SOAPS - 2.4%
             Proctor & Gamble Co                   89,550   5,905,823
                                                          ------------

BEVERAGES - 2.2%
             Pepsico Inc                           79,300   5,407,467
                                                          ------------

                                                          ------------
             Consumer Staples Total                        14,810,948
                                                          ------------

FINANCIAL SERVICES - 22.7%

BANKS - 2.4%
             JP Morgan & Chase                    123,000   5,848,650
                                                          ------------

FINANCIAL DATA PROCESSING & SERVICES - .5%
             Paychex Inc                           36,850   1,205,732
                                                          ------------

INSURANCE-MULTILINE - 10.0%
             Aflac                                 73,100   4,483,223
             American International Group         147,866   8,156,289
             Aon Corp                              88,350   3,844,992
             Protective Life                       84,400   3,354,056
             Torchmark Corp                        80,000   4,884,800
                                                          ------------
                                                           24,723,360

INSURANCE-PROPERTY&CASUALTY - 8.7%
             Berkshire Hathaway - A *                  57   7,752,000
             Chubb Corp                           151,600   7,851,364
             Progressive Corp                     310,750   5,767,520
                                                          ------------
                                                           21,370,884

INVESTMENT MANAGEMENT - 1.2%
             Waddell & Reed                        87,666   2,908,758
                                                          ------------

                                                          ------------
             Financial Services Total                      56,057,384
                                                          ------------

HEALTHCARE - 23.9%

DRUG&PHARMACEUTICALS - 8.1%
             Barr Pharmaceuticals Inc *            78,400   4,091,696
             Cardinal Health Inc                   65,900   3,820,223
             Johnson & Johnson                     73,450   4,646,447
             Roche Holdings LTD                    57,550   5,231,295
             Schering-Plough Corp                 118,400   2,317,088
                                                          ------------
                                                           20,106,749

BIOTECH RESEARCH & PRODUCTION - 1.8%
             Millipore Corp *                      63,050   4,422,958
                                                          ------------

HEALTHCARE-MANAGEMENT SERVICES - 3.9%
             United Health Group                  187,481   9,531,534
                                                          ------------

MEDICAL SYSTEMS - 1.3%
             Smith & Nephew Pls - ADR              47,250   3,182,288
                                                          ------------

MEDICAL & DENTAL INSTRUMENT/SUPPLY - 4.5%
             Alcon Inc                             15,000   2,130,000
             Bard (C.R) Inc                        45,400   4,384,278
             Techne Corp *                         69,350   4,507,750
                                                          ------------
                                                           11,022,028

MEDICAL & DENTAL SERVICES - 2.5%
             Covance Inc *                         74,250   6,174,630
                                                          ------------

HEALTHCARE SERVICES - 1.9%
             CVS Corp                              58,837   2,298,723
             Wellpoint Inc *                       29,740   2,325,668
                                                          ------------
                                                            4,624,391

                                                          ------------
             Healthcare  Total                             59,064,578
                                                          ------------

INTEGRATED OILS - .5%

OIL CRUDE PRODUCER - .5%
             Exxon Mobil Corp                      14,200   1,226,880
                                                          ------------

MATERIALS & PROCESSING - 1.0%

ENGINEER & CONTRACT SERVICES - 1.0%
             Quanta Services *                    112,600   2,468,192
                                                          ------------

OTHER ENERGY - 3.7%

OIL CRUDE PRODUCER - .8%
             Range Resources Corp                  36,900   1,926,918
                                                          ------------

COALS - 1.4%
             Peabody Energy Corp                   62,700   3,387,054
                                                          ------------

ENERGY MISC - 1.5%
             Valero Energy Corp                    63,450   3,755,606
                                                          ------------

                                                          ------------
             Other Energy Total                             9,069,578
                                                          ------------

PRODUCER DURABLES - 10.5%

DIVERSE MATERIAL & PROCESSING - 2.1%
             Danaher Corp                          71,000   5,285,950
                                                          ------------

AEROSPACE - 3.3%
             Boeing Co                             15,000   1,247,700
             United Technologies Corp              93,610   6,871,910
                                                          ------------
                                                            8,119,610

CONTROL & FILTER DEVICE - 3.7%
             Donaldson Inc                        155,950   6,534,305
             Idex Corp                             80,750   2,521,823
                                                          ------------
                                                            9,056,128

ELECTRICAL - 1.3%
             General Cable Corp *                  56,650   3,286,267
                                                          ------------

                                                          ------------
             Producer Durables Total                       25,747,955
                                                          ------------

TECHNOLOGY - 14.6%

COMMUNICATION TECHNOLOGY - 3.6%
             Cisco Systems*                       303,800   7,443,100
             Nokia Corp                            39,700   1,466,915
                                                          ------------
                                                            8,910,015

COMPUTER-SOFTWARE & SYSTEMS - 9.5%
             Amdocs LTD *                          39,150   1,295,474
             Cognos Inc *                         130,950   7,595,100
             Microsoft                            240,540   7,841,604
             Oracle Corp *                        321,500   6,606,825
                                                          ------------
                                                           23,339,003

ELECTRONICS SEMI-COMPONENTS - 1.1%
             Texas Instruments                     87,500   2,706,375
                                                          ------------

COMPUTER TECHNOLOGY - .5%
             Apple Inc                              8,400   1,137,024
                                                          ------------

                                                          ------------
             Technology Total                              36,092,417
                                                          ------------

OTHER - 2.6%

MULTI-SECTOR - 2.6%
             3M                                    81,650   6,503,422
                                                          ------------


             TOTAL INVESTMENT IN COMMON STOCKS - 97.5%
             (Identified cost, $166,845,277)              240,581,878

        FACE
      AMOUNT CASH EQUIVALENTS - 2.7%
      ------ -----------------------
  $6,732,000 State Street Bank and Trust Eurodollar
             Time Deposit, at cost  which approximates
             value, maturity 2/1/2008, 2.2%                 6,732,000
                                                          ------------

             TOTAL INVESTMENT  - 100.2%
               (Identified cost, $173,577,277)            247,313,878
                                                          ------------

              OTHER ASSETS AND LIABILITIES  - (.2)%
                Other liabilities in excess of assets        (382,062)
                                                          ------------

             NET ASSETS - 100%                            246,931,816
                                                          ============

* NON-INCOME PRODUCING SECURITY

Investment Security Valuations -- Securities listed on national securities exchanges are valued at closing prices. Unlisted securities or listed securities for which closing prices are not available generally are valued at the latest bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. In the absence of readily available market quotes, the Funds' portfolio securities and other assets will be valued at fair value, as determined in good faith by the Board of Trustees, its Valuation Committee, or the Adviser or a Delegate pursuant to instructions from the Board of Trustees or its Valuation Committee. When determining the price for a fair value asset, the investment advisor shall seek to determine the price that the funds might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant, including but not limited to trading volumes, the value of other financial instruments, changes in interest rates and government actions.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS
157. Management does not anticipate SFAS 157 will have a material impact on the Funds' financial statements.

The identified cost of investments in securities owned by each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               March 28, 2008


By:                 /s/ Alec C. Murray
                    -----------------------------------------
                    Alec C. Murray
                    Chief Financial Officer (Principal Financial Officer)

Date:               March 28, 2008

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)